Fair Value Measurement - Fair Value Measurement Period Increase Decrease (Details) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Fair Value Measurement Level 3
Balance at December 31, 2012	$ 1,049,673	$ 1,084,339
Additions/Acquisitions		183,719
Dispositions/Proceeds		(133,891)
Impairment for other than temporary losses	(9,567)	(84,494)
Balance at December 31, 2013	1,040,106	1,049,673
Fair Value Level 2
Balance at December 31, 2012	562,722	713,297
Additions/Acquisitions
Dispositions/Proceeds	(300)	(800)
Impairment for other than temporary losses		(149,775)
Balance at December 31, 2013	$ 562,422	$ 562,722